                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02978

Morgan Stanley Focus Growth Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY FOCUS GROWTH FUND
PORTFOLIO OF INVESTMENTS MARCH 31, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------

     NUMBER OF
      SHARES                                                                                                    VALUE
--------------------                                                                                     ---------------------

                              COMMON STOCKS (98.1%)
                              Air Freight/Couriers (5.5%)
          1,924,590           C.H. Robinson Worldwide, Inc.                                            $           91,899,173
          1,766,942           Expeditors International of Washington, Inc.                                         73,010,043
                                                                                                         ---------------------
                                                                                                                  164,909,216
                                                                                                         ---------------------
                              Apparel/Footwear Retail (2.3%)
            919,911           Abercrombie & Fitch Co. (Class A)                                                    69,618,864
                                                                                                         ---------------------

                              Broadcasting (4.9%)
          4,937,969           Grupo Televisa S.A. (ADR) (Mexico)                                                  147,151,476
                                                                                                         ---------------------

                              Casino/Gaming (3.4%)
          1,059,945           Wynn Resorts, Ltd.*                                                                 100,546,383
                                                                                                         ---------------------

                              Chemicals: Agricultural (5.9%)
          3,204,275           Monsanto Co.                                                                        176,106,954
                                                                                                         ---------------------

                              Computer Peripherals (0.0%)
            206,600           Seagate Technology Inc. (Escrow) (a)*                                                         0
                                                                                                         ---------------------

                              Computer Processing Hardware (2.7%)
            864,205           Apple, Inc.*                                                                         80,293,287
                                                                                                         ---------------------

                              Discount Stores (9.8%)
          1,984,039           Costco Wholesale Corp.                                                              106,820,660
          1,025,597           Sears Holdings Corp.*                                                               184,771,556
                                                                                                         ---------------------
                                                                                                                  291,592,216
                                                                                                         ---------------------
                              Financial Conglomerates (11.0%)
          2,269,612           American Express Co.                                                                128,006,117
          3,824,300           Brookfield Asset Management Inc. (Class A) (Canada)                                 199,857,918
                                                                                                         ---------------------
                                                                                                                  327,864,035
                                                                                                         ---------------------
                              Financial Publishing/Services (3.8%)
          1,832,335           Moody's Corp.                                                                       113,714,710
                                                                                                         ---------------------

                              Hotels/Resorts/Cruiselines (4.5%)
          2,738,154           Marriott International, Inc. (Class A)                                              134,060,020
                                                                                                         ---------------------

                              Internet Retail (3.5%)
          2,646,559           Amazon.com, Inc.*                                                                   105,306,583
                                                                                                         ---------------------

                              Internet Software/Services (10.2%)
            421,864           Google Inc. (Class A)*                                                              193,281,210
          3,548,636           Yahoo! Inc.*                                                                        111,036,820
                                                                                                         ---------------------
                                                                                                                  304,318,030
                                                                                                         ---------------------
                              Miscellaneous Commercial Services (2.9%)
          1,136,435           Corporate Executive Board Co. (The)                                                  86,323,603
                                                                                                         ---------------------

                              Oil & Gas Production (6.2%)
          3,502,178           Ultra Petroleum Corp. (Canada)*                                                     186,070,717
                                                                                                         ---------------------

                              Other Consumer Services (6.3%)
          5,653,553           eBay Inc.*                                                                          187,415,282
                                                                                                         ---------------------

                              Personnel Services (2.1%)
          1,339,793           Monster Worldwide Inc.*                                                              63,465,994
                                                                                                         ---------------------

                              Property - Casualty Insurers (3.7%)
             29,944           Berkshire Hathaway Inc. (Class B)*                                                  108,996,160
                                                                                                         ---------------------

                              Restaurants (2.5%)
          1,672,346           McDonald's Corp.                                                                     75,339,187
                                                                                                         ---------------------

                              Specialty Telecommunications (0.4%)
            281,253           Crown Castle International Corp.*                                                     9,036,659
                                                                                                         ---------------------

                              Steel (2.5%)
          1,150,879           Nucor Corp.                                                                          74,956,749
                                                                                                         ---------------------

                              Wireless Telecommunications (4.0%)
          2,498,599           America Movil SAB de C.V. (Series L) (ADR) (Mexico)*                                119,408,046
                                                                                                         ---------------------

                              TOTAL COMMON STOCKS
                                (Cost $2,492,626,847)                                                           2,926,494,171
                                                                                                         ---------------------
     PRINCIPAL
     AMOUNT IN
     THOUSANDS
------------------------------
                              SHORT-TERM INVESTMENT (4.1%)
                              REPURCHASE AGREEMENT
          $ 123,547           Joint repurchase agreement account 5.3301%
                              due 04/02/07 (dated 03/30/07; proceeds $123,601,876) (b)
                              (Cost $123,547,000)                                                                 123,547,000
                                                                                                           ---------------------

                              TOTAL INVESTMENTS
                                (Cost $2,616,173,847) (c)                                     102.2%            3,050,041,171
                              LIABILITIES IN EXCESS OF OTHER ASSETS                            (2.2)              (65,349,139)
                                                                                             ----------    ---------------------
                              NET ASSETS                                                      100.0%          $ 2,984,692,032
                                                                                             ==========    =====================

----------------------------------
   ADR     American Depositary Receipt.
    *      Non-income producing security.
   (a)     A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
   (b)     Collateralized by federal agency and U.S. Treasury obligations.
   (c)     The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $520,524,212 and the aggregate gross unrealized depreciation is $86,656,888 resulting in net unrealized appreciation of $433,867,324.

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Focus Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2007

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                                                                    Exhibit 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Focus Growth
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  May 22, 2007
                                              /s/ Ronald E. Robison
                                              Ronald E. Robison
                                              Principal Executive Officer

                                       4

                                                                    Exhibit 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Focus Growth
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 22, 2007
                                               /s/ Francis Smith
                                               Francis Smith
                                               Principal Financial Officer

                                       5